STATEMENTS OF CASH FLOWS (UNAUDITED) - USD ($)	6 Months Ended
	May 31, 2023	May 31, 2022
Cash Flows from Operating Activities:
Net income (loss)	$ 1,805,669	$ (130,319)
Adjustments to reconcile net income (loss) to net cash used in operating activities:
Interest earned on marketable securities held in Trust Account	(2,677,905)	(109,881)
Unrealized loss on marketable securities held in Trust Account	5,371	4,098
Changes in operating assets and liabilities:
Prepaid expenses and other current assets	(44,068)	(286,027)
Accounts payable and accrued expenses	582,887	179,854
Net cash used in operating activities	(328,046)	(342,275)
Cash Flows from Investing Activities:
Investment of cash in Trust Account		(117,300,000)
Net cash used in investing activities		(117,300,000)
Cash Flows from Financing Activities:
Proceeds from sale of Units, net of underwriting discounts paid		113,850,000
Proceeds from sale of Private Placement Warrants		5,000,000
Proceeds from promissory note – related party		83,954
Payment of offering costs		(512,487)
Net cash provided by financing activities		118,421,467
Net Change in Cash	(328,046)	779,192
Cash – Beginning of period	360,530
Cash – End of period	32,484	779,192
Non-Cash investing and financing activities:
Deferred offering costs paid directly by Sponsor in exchange for the issuance of Class B ordinary shares		25,000
Deferred offering costs included in accrued offering costs		12,298
Issuance of Representative Shares		(12)
Initial classification of ordinary shares subject to redemption		117,300,000
Accretion of Class A ordinary shares carrying value to redemption value	2,672,534	105,783
Deferred underwriting fee payable		$ 4,025,000